Loans, Financing and Debentures	12 Months Ended
Jun. 30, 2024
Loans, Financing and Debentures [Abstract]
Loans, financing and debentures

17. Loans, financing and debentures

		Annual interest rates and charges - %
	Index	2024	2023	2024	2023

Agricultural cost	Fixed rate	10.62%	10.10%	100,416	149,404
Agricultural cost	Fixed rate + CDI	100.00% CDI + 1.22%	-	3,795	-
Financing for agricultural costs (USD)	Fixed rate	5.47%	3.66	16,450	11,566
Financing for agricultural costs (PYG)	Fixed rate	11.15%	9.07%	16,458	12,590
Bahia project financing	Fixed rate	7.55%	7.33%	29,664	28,734
Financing of working capital (USD)	Fixed rate	8.63%	8.63%	25,739	24,771
FINAME	Fixed rate	9.05%	9.05%	3,060	2,808
Financing of sugarcane	Fixed rate	6.34%	6.35%	21,291	28,281
Debentures	Fixed rate + IPCA	IPCA + 5.37%	IPCA + 5.37%	296,502	301,767
Debentures	Fixed rate	12.16%	-	176,263	-
(-) Transaction costs	Fixed rate			(7,700)	(5,283)
				681,938	554,638

Current				177,311	198,213
Non-current				504,627	356,425

Keys:

USD – U.S. currency (dollar)

PYG – Paraguayan currency (Guarani)

IPCA – National consumer price index

CDI – Interbank certificate of deposit

Breakdown of debt by index

	2024	2023
Fixed rate	381,641	252,872
CDI and fixed rate +CDI	3,795	16,197
Fixed rate + IPCA	296,502	285,569
	681,938	554,638

Maturities of short- and long-term loans and financing are broken down as follows:

	2024	2023
1 year	177,311	198,213
2 years	36,873	101,109
3 years	152,755	87,975
4 years	188,003	84,234
5 years	42,097	78,610
Above 5 years	84,899	4,497
	681,938	554,638

Changes in loans and financing during the year ended June 30, 2024 and 2023 are as follows:

	2023	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2024
Agricultural cost financing	149,404	188,094	(231,140)	(19,806)	17,659	-	104,211
Agricultural cost financing abroad	24,156	19,183	(14,836)	(2,283)	1,975	4,713	32,908
Bahia project financing	28,734	-	(1,045)	(84)	2,059	-	29,664
Working Capital Financing	24,771	4,976	(7,755)	(2,374)	2,326	3,795	25,739
Financing of working capital (USD)	2,808	-	-	-	252	-	3,060
Sugarcane Financing	28,281	75,000	(81,907)	(1,823)	1,740	-	21,291
Debentures	301,767	165,000	(14,250)	(17,503)	37,751	-	472,765
Transaction costs	(5,283)	(4,196)	-	-	1,779	-	(7,700)
	554,638	448,057	(350,933)	(43,873)	65,541	8,508	681,938

	2022	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2023
Agricultural cost financing	19,676	174,929	(51,701)	(4,523)	11,023	-	149,404
Agricultural cost financing abroad	49,409	-	(20,968)	(3,456)	3,152	(3,981)	24,156
Bahia project financing	9,661	18,974	(1,045)	(46)	1,190	-	28,734
Working Capital Financing	10,840	21,020	(5,159)	(508)	1,022	(2,444)	24,771
Financing of working capital (USD)	-	2,660	-	-	148	-	2,808
Sugarcane Financing	33,924	-	(6,457)	(1,447)	2,261	-	28,281
Debentures	336,389	-	(42,651)	(20,704)	28,733	-	301,767
Transaction costs	(6,858)	-	-	-	1,575	-	(5,283)
	453,041	217,583	(127,981)	(30,684)	49,104	(6,425)	554,638

a) Loans and Financing

Covenants

All loans and financing contracts above are in Reais and have specific terms and conditions defined in the respective contracts with governmental economic and development agencies that directly or indirectly grant those loans. At June 30, 2024 the Company’s financial agreements did not require compliance with financial covenants, but rather only operating covenants, on which the Company is in compliance.

b) Debentures

3st Issue

On November 16, 2023, 165,000 (one hundred and sixty-five thousand) debentures were issued totaling R$165,000, non-convertible into shares, single series, with a total term of 7 (seven) years. The debentures will be amortized in November of each year from 2027 until 2030. Interest of 12.16% p.a. will be payable over the principal amount, which will be paid in 7 (seven) annual installments.

The debentures have a real guarantee in the form of a fiduciary sale of properties owned by the Company registered under registration numbers 6,254 and 6,267, all at the General Property Registry Office of the District of Correntina – BA.

2nd Issue

On May 5, 2021, the Company issued two hundred forty thousand (240,000) non-convertible debentures in the aggregate amount of R$240,000, in a single series, with total duration of seven (7) years.

The debentures will be amortized in two (2) equal installments due on April 13, 2027 and April 12, 2028, with compensatory interest on the amount of principal corresponding to the Broad National Consumer Price Index (IPCA) plus 5.3658% p.a., to be paid in seven (7) annual instalments.

The Debentures were linked to a securitization transaction and backed by the issue of Certificates of Agribusiness Receivables (“CRA”), pursuant to CVM Instruction 400/03 and CVM Instruction 600/18. The Debentures are backed by security interest in the form of fiduciary sale of the properties owned by the Company and registered under numbers 6,257, 6,335, 6,377, 6,405 and 6,462, all at the Real Estate Registry Office of Correntina, Bahia.

Covenants

The debentures have covenants related to the maintenance of certain financial indicators, based on the ratio of net debt to fair value of investment properties. Failure by the Company to attain these indicators during the term of the debentures may entail advance maturity of the debt.

As of June 30, 2024, the Company is in compliance with the covenants described above.